List of consolidated entities (Tables)	12 Months Ended
Dec. 31, 2023
List of consolidated entities
Summary of consolidated entities

Share of capital	December 31,	December 31,
in%	2023	2022
Holding
Sportradar Group AG, Switzerland
Subsidiaries
Sportradar AG, Switzerland	99.99%	99.99%
▶DataCentric Corporation, Philippines	100%	100%
▶Sports Data AG, Switzerland	100%	100%
▶Sportradar AB, Sweden	100%	100%
▶Sportradar Americas Inc, USA	100%	100%
▶Sportradar Solutions LLC, USA	100%	100%
▶Sportradar US LLC, USA	100%	100%
▶Sportradar AS, Norway	100%	100%
▶Sportradar Australia Pty Ltd, Australia	100%	100%
▶Sportradar Germany GmbH, Germany	100%	100%
▶Sportradar GmbH, Germany	100%	100%
▶Sportradar GmbH, Austria	100%	100%
▶Sportradar informacijske tehnologije d.o.o., Slovenia	100%	100%
▶Sportradar Latam S.A., Uruguay	100%	100%
▶Sportradar Malta Limited, Malta	100%	100%
▶Sportradar Managed Trading Services Limited, Gibraltar	100%	100%
▶Sportradar OÜ, Estonia	100%	100%
▶Sportradar Polska sp. z o.o., Poland	100%	100%
▶Sportradar Singapore Pte.Ltd, Singapore	100%	100%
▶Sportradar UK Ltd, UK	100%	100%
▶Sportradar Virtual Gaming GmbH, Germany	100%	100%
▶Sportradar SA (PTY) LTD, South Africa	100%	100%
▶Sportradar Media Services GmbH, Austria	100%	100%
▶NSoft d.o.o, Bosnia and Herzegovina	70%	70%
▶NSoft Solutions d.o.o, Croatia	70%	70%
▶Stark Solutions d.o.o, Bosnia and Herzegovina	70%	70%
▶Optima Information services S.L.U., Spain	100%	100%
▶Optima research & development S.L.U., Spain	100%	100%
▶ Optima BEG d.o.o. Beograd, Serbia	100%	100%
▶Sportradar B.V., The Netherlands	100%	100%
▶Sportradar Data Technologies India LLP, India	100%	100%
▶Interact Sport Pty, Australia	—	100%
▶ Interactsport UK Limited, UK	—	100%
▶Atrium Sports, Inc., USA	100%	100%
▶Atrium Sports Ltd, UK	100%	100%
▶Atrium Sports Pty Ltd, Australia	100%	100%
▶Synergy Sports Technology LLC, USA	100%	100%
▶Keemotion Group Inc., USA	100%	100%
▶Synergy Sports, SRL, Belgium	100%	100%
▶Keemotion LLC, USA	100%	100%
▶Sportradar Slovakia s.r.o, Slovakia.	100%	100%
▶Sportradar Cyprus Limited, Cyprus	100%	—
Sportradar Jersey Holding Ltd, UK	100%	100%
Sportradar Management Ltd, UK	100%	100%
▶Fresh Eight Ltd., UK	100%	100%
▶Sportradar Capital S.à.r.l., Luxembourg	100%	100%
▶Vaix Ltd., UK	100%	100%
▶Vaix Greece IKE, Greece	100%	100%
Associated companies that are accounted for under the equity method
▶ Bayes Esports Solutions GmbH, Germany	42.58%	42.58%
▶ SportTech AG, Switzerland	—	49%